RISKS AND UNCERTAINTIES	12 Months Ended
Dec. 31, 2025
401K RETIREMENT SAVINGS PLAN
RISKS AND UNCERTAINTIES
RISKS AND UNCERTAINTIES

NOTE 7 - RISKS AND UNCERTAINTIES

The Plan invests in various investment securities. Investment securities are exposed to various risks such as interest rate, credit, and overall market volatility risks. Market risks include global events which could impact the value of investment securities, such as a pandemic or international conflict. Due to the level of risk associated with certain investment securities, it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect participants’ account balances and the amounts reported in the statements of net assets available for benefits. As of December 31, 2025, the Plan had investments of approximately $5,278,292 million that were concentrated in the Unitized Stock Fund. As of December 31, 2024, the Plan had investments of approximately $8,334,536 million that were concentrated in the Unitized Stock Fund.